9. Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

The following table sets forth the components of the Company’s accrued liabilities at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019

Executive and employee compensation	$1,581,802	$1,237,531
Interest on convertible notes and promissory notes	154,384	314,309
Other accrued expenses and liabilities	—	99,641
Total accrued liabilities	$1,736,185	$1,651,482

The following table sets forth the components of the Company’s accrued liabilities at December 31, 2019 and 2018.

	December 31, 2019	December 31, 2018

Earnout consideration payable in connection with NetSpective acquisition	$–	$362,500
Executive and employee compensation	1,237,531	792,402
Interest on convertible debentures and promissory notes	314,309	210,221
Other accrued expenses and liabilities	99,641	67,914
Total accrued liabilities	$1,651,482	$1,433,037